SHAREHOLDERS' EQUITY (Schedule of Information about Share Options Outstanding) (Details)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding | shares	5,878,270
Number exercisable | shares	2,606,704
$4.35- $13.20 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding | shares	5,046,147
Outstanding, Weighted-average remaining contractual life	4 years 2 months 5 days
Outstanding, Weighted average exercise price	$ 4.78
Number exercisable | shares	1,864,581
Exercisable, Weighted average exercise price	$ 4.69
Exercise price, minimum	4.35
Exercise price, maximum	$ 13.20
$15.90 - $20.85 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding | shares	486,112
Outstanding, Weighted-average remaining contractual life	3 years 1 month 24 days
Outstanding, Weighted average exercise price	$ 16.87
Number exercisable | shares	396,112
Exercisable, Weighted average exercise price	$ 16.86
Exercise price, minimum	15.90
Exercise price, maximum	$ 20.85
$21.00 - $28.20 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding | shares	346,011
Outstanding, Weighted-average remaining contractual life	1 year 5 months 12 days
Outstanding, Weighted average exercise price	$ 22.71
Number exercisable | shares	346,011
Exercisable, Weighted average exercise price	$ 22.71
Exercise price, minimum	21.00
Exercise price, maximum	$ 28.20